S000107714 [Member] Investment Risks - NORTHERN TRUST 2056 TAX-EXEMPT DISTRIBUTING LADDER ETF	Aug. 21, 2026
MUNICIPAL MARKET VOLATILITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by volatility in the municipal market. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of the issuers of municipal securities.

MUNICIPAL TAX LIABILITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MUNICIPAL TAX LIABILITY RISK is the risk that shareholders of the Fund could be subject to tax liabilities. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes. Subsequent to the Fund’s acquisition of a municipal security, however, the municipal security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as exempt-interest dividends could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including its derivative holdings, may result in the receipt of taxable income or gains by the Fund.

DERIVATIVES RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

FUND TERMINATION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
FUND TERMINATION RISK is the risk that, unlike an investment in a traditional investment company with perpetual existence, the Fund is designed to liquidate in the terminal year and thus a shareholder of the Fund will not receive distributions from the Fund beyond the terminal year. In addition, investors considering purchasing Fund shares should consider the price of the shares and the remaining term of the Fund at that time prior to making such a decision.

FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
FLUCTUATION OF YIELD AND PRINCIPAL PAYMENT RISK is the risk that the Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount during any particular rung or upon liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as principal payments or liquidation proceeds upon the Fund’s liquidation is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

INCOME RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
INCOME RISK is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, or the Fund otherwise needs to purchase additional bonds.

CREDIT OR DEFAULT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.

DEBT EXTENSION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and assets from new creates are invested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.

PREPAYMENT OR CALL RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

RETURN OF CAPITAL DISTRIBUTION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
RETURN OF CAPITAL/DISTRIBUTION RISK is the risk that the Fund’s distributions will involve a return of capital, which, although not generally taxable, may lower a shareholder’s basis in the Fund’s shares, thus potentially subjecting the shareholder to future tax consequences in connection with the sale of Fund shares, even if sold at a loss to the shareholder’s original investment. In addition, while the Fund seeks to provide periodic distributions, there is no guarantee that the Fund will make a distribution (i) at any specific interval or (ii) comprised of only dividend income. When the Fund does make distributions, the amounts and tax characterization of such distributions will likely vary from one distribution to the next and could vary significantly, particularly when paying returns of capital upon maturity of the underlying bonds. Shareholders should also be aware that any distribution may be re‑characterized for tax purposes at year‑end, which may result in a portion or different portion of prior distributions being re‑characterized as returns of capital or as dividend income. Further, the Fund will make distributions to shareholders in the Fund as of the record date for such distributions and, therefore, shareholders should not expect to recoup portions of their investment in connection with any distribution. Shareholders that purchase Fund shares shortly before the record date for a distribution may receive a distribution that includes a return of capital, which will result in a reduction in the shareholders’ basis in the Fund’s shares.
Shareholders should review the Fund’s anticipated distribution schedule before making an investment in the Fund.

MARKET RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

CASH TRANSACTIONS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
CASH TRANSACTIONS RISK is the risk from the Fund effecting creation and redemption orders of its shares entirely for cash, rather than for in‑kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax‑efficient than an investment in an ETF that meets redemption orders entirely in‑kind with portfolio securities. The use of all cash creation and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid‑ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

AUTHORIZED PARTICIPANT CONCENTRATION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

MARKET TRADING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

LIQUIDITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

VALUATION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
VALUATION RISK is the risk that the purchase or sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MANAGEMENT RISK is the risk that the investment adviser’s investment decisions for the Fund, may not produce the intended results or that the Fund will not achieve its investment objective. The investment adviser manages the Fund’s laddered bond strategy at the portfolio level, and there is no guarantee that investors in the Fund will experience uniform returns or returns similar to those that would be achieved if they implemented a laddered bond strategy directly. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser to manage a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.

SMALL FUND RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SMALL FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may liquidate prior to the anticipated liquidation date in the terminal year, thus impacting the Fund’s ability to achieve its investment objective. In addition, investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or transacting in securities at the desired prices or on desirable terms. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

MUNICIPAL INVESTMENTS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MUNICIPAL INVESTMENTS RISK is the risk that the value of a municipal security generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect a municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Further, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities, which has resulted in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
NON‑DIVERSIFICATION RISK is the risk that, because a non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.